Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Share capital

	December 31, 2022		December 31, 2021
	Number of shares	%	Number of shares	%
State Department of Finance	343,506,664	50.3	343,506,664	50.3
Other shareholders

In Brazil (1)	257,339,417	37.6	234,965,971	34.4
Abroad (2) (3)	82,663,788	12.1	105,037,234	15.3

	683,509,869	100.0	683,509,869	100.0

(1)	As of December 31, 2022, the common shares traded in Brazil were held by 31,351 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government.

(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.

(3)	Each ADR corresponds to 1 share.

Distribution of earnings

	2022	2021	2020
Profit for the year	3,121,267	2,305,869	973,318
(-) Legal reserve - 5%	156,063	115,293	48,666

	2,965,204	2,190,576	924,652

Minimum mandatory dividend – 25%	741,301	547,645	231,163
Dividend per share and per ADS	1.08455	0.80122	0.33820

Allocation of the profit for the year

		2022	2021	2020
Profit
(+)	Profit for the year	3,121,267	2,305,869	973,318
(-)	Legal reserve – 5%	156,063	115,293	48,666
(-)	Minimum mandatory dividends	741,301	547,645	231,163
(-)	Complementary minimum dividends	130,857	96,700	40,806
Investment reserve recorded		2,093,046	1,546,231	652,683

Other comprehensive loss

	G1 plan	G0 plan	Total

Balance as of December 31, 2021	212,114	(165,740)	46,374
Actuarial gains/(losses) for the year (Note 22)	(30,497)	161,766	131,269
Balance as of December 31, 2022	181,617	(3,974)	177,643